Related party transactions (Tables)	12 Months Ended
Sep. 30, 2021
Related party transactions
Schedule of relationship and the nature of related party transactions

Name of related Party	Relationship to the Company	Nature of transactions
Forasen Group Co., Ltd. ("Forasen Group")	Owned by Mr Zhengyu Wang, the Chairman of Board of Directors of the Company	Purchases from the Company; leases factory building to the Company; provides the real property and land use right as additional security for a bank loan.
Zhejiang Tantech Bamboo Technology Co., Ltd.	Under common control of Mr Zhengyu Wang and Ms Yefang Zhang, CEO of the Company

Lease factory building to the Company; purchases from the Company; provide guarantee for the Company's short-term loan; provide an office property and land use right as additional security for the Company's short-term bank loan.

Hangzhou Forasen Energy Technology Co., Ltd.	Controlled by Mr Zhengyu Wang	Purchase from the Company.
Zhejiang Forasen Asset Management Co., Ltd.	Controlled by Mr. Zhengyu Wang and CEO Ms. Yefang Zhang	Purchase from the Company
Hangzhou Forasen Technology Co., Ltd	Controlled by Mr. Zhengyu Wang	Sublease of office space from the Company.
FarmNet Limited	Controlled by CEO Ms. Yefang Zhang	Advances to the Company
Yefang Zhang	CEO of the Company	Provide a working capital loan.
Xinyang Wang	Shareholder of Nongyuan Network	Provide the real property and land use right as additional security for the issuance of bank acceptance notes by Nongyuan Network. Provide a real property as additional security for a short-term bank.
Dehong Zhang	CEO of the Company, Yefang Zhang's brother	Provide a guarantee as an additional security for a revolving loan.
Zhejiang Forasen Zhutan Co., Ltd.	Controlled by CEO Ms. Yefang Zhang	Purchase from the Company.
Hangzhou Xinying Industrial Co., Ltd.	Controlled by Mr. Zhengyu Wang and CEO Ms. Yefang Zhang	Purchase from the Company.
Hangzhou Carbon Technology Co., Ltd.	Controlled by CEO Ms. Yefang Zhang	Purchase from the Company.
Shenzhen Daliniu New Energy Car Rental Co., Ltd	A subsidiary of non-controlling interest	Purchase from the Company.

Schedule of due to related parties

	As of	As of
	September 30,	September 30,
	2021	2020
Yefang Zhang	$—	$1,714,811
Farmnet	54,600	—
Zhejiang Tantech Bamboo Technology Co., Ltd.	3,032	—
Total	$57,632	$1,714,811